EARNINGS PER SHARE (Schedule of Net Income Used in Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 16,123	$ 6,889	$ 60,675